2022 Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2023
2022 Equity Incentive Plan [Abstract]
Schedule of Fair Value of the Stock Options	The assumptions used in determining the fair value of the stock options were as follows:
June 30, 2023
Expected term in years	7 years
Risk-free interest rate	0.344%
Annual expected volatility	125.0%
Dividend yield	0.00%

Schedule of Activity Related to the Stock Options	Activity related to the stock options for the six months ended June 30, 2023 is as follows:
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value

Outstanding, December 31, 2022	—	$—
Activity during the six months ended June 30, 2023:
Options granted	250,000	2.00
Options cancelled	(50,000)	2.00
Outstanding, June 30, 2023	200,000	2.00
Exercisable, end of period	—	$0.25	6.6	$0